Tax Matters - Expected Realization of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 6,416	€ 6,682	€ 7,631
Deferred tax liabilities	2,620	2,908	2,674
Unused tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,416	6,682
Unused tax deductions | Less than 1 year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	944	747
Unused tax deductions | More than 360 days
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,472	5,935
Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,741	2,884	€ 3,828
Deferred tax liabilities	2,620	2,908
Tax credits for loss carryforwards | Less than 1 year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(173)	(17)
Tax credits for loss carryforwards | More than 360 days
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	€ 2,793	€ 2,925